(Common Units) (Narrative) (Details) (USD $)		0 Months Ended				12 Months Ended							12 Months Ended
	Aug. 13, 2008	Oct. 31, 2013 OP Units [Member]	Jul. 31, 2013 OP Units [Member]	Apr. 30, 2013 OP Units [Member]	Jan. 29, 2013 OP Units [Member]	Dec. 31, 2013 OP Units [Member] Y	Dec. 31, 2012 OP Units [Member]	Nov. 27, 2013 OP Units [Member]	Dec. 31, 2013 OPP Units 2011 [Member]	Dec. 31, 2013 OPP Units 2012 [Member]	Dec. 31, 2013 MYLTIP 2013 [Member]	Dec. 31, 2013 OP Units [Member]	Dec. 31, 2013 Quarter 4 2012 [Member]	Dec. 31, 2013 Quarter 4 2012 [Member] OP Units [Member]	Dec. 31, 2013 Quarter 1 2013 [Member]	Dec. 31, 2013 Quarter 1 2013 [Member] OP Units [Member]	Dec. 31, 2013 Quarter 2 2013 [Member]	Dec. 31, 2013 Quarter 2 2013 [Member] OP Units [Member]	Dec. 31, 2013 Quarter 3 2013 [Member]	Dec. 31, 2013 Quarter 3 2013 [Member] OP Units [Member]	Dec. 31, 2013 Quarter 4 2013 [Member]	Dec. 31, 2013 Quarter 4 2013 [Member] OP Units [Member]	Nov. 27, 2013 special dividend [Member] OP Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributions Declared To OP And LTIP Units Per Unit								$ 0.65															$ 2.25
Distributions Declared To OPP Units and MYLTIP Units Per Unit								$ 0.065
OP Units for redemption (in shares)						929,441	1,110,660
Redemption of OP units issued on conversion of Series Two Preferred Units (in shares)						432,914	153,605
Redemption of OP units issued on conversion of LTIP Units (in shares)						24,028	544,729
Outperformance awards in LTIP Units (in shares)									396,500	396,150	316,325
Outperformance Awards LTIP Units distribution as percentage of OP Unit distribution prior to measurement date						10.00%
Distributions made to OP and LTIP units per unit (in dollars per share)		$ 0.65	$ 0.65	$ 0.65	$ 0.65
Distribution paid to outperformance awards, OPP Units and MYLTIP Units (in dollars per share)		$ 0.065	$ 0.065	$ 0.065	$ 0.065
Distribution Made to Limited Partner, Date of Record														Dec. 31, 2012		Mar. 29, 2013		Jun. 28, 2013		Sep. 30, 2013		Dec. 31, 2013
Dividend payable date													Jan. 29, 2013	Jan. 29, 2013	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Jan. 29, 2014	Jan. 29, 2014
Dividends Payable, Date Declared																					Nov. 27, 2013	Nov. 27, 2013
Restriction on redemption of OP Unit to Common Stock (in years)						1
Redemption of OP Unit equivalence to Common Stock (in shares)						1
Common units of operating partnership if converted value						$ 1,700,000,000
Value of Series Two Preferred Units assuming conversion						$ 87,700,000
Closing price of common stock (in dollars per share)	$ 97.98											$ 100.37